UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report.

Name:             Icahn Management LP
Address:          100 South Bedford Rd.
                  Mt. Kisco, NY 10549

Form 13F File Number:  28-11143

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Edward E. Mattner
Title:   Authorized Signatory
Phone:   (212) 702-4300

Signature, Place, and Date of Signing:

/s/ Edward E. Mattner
Edward E. Mattner               New York, New York                 08/15/05
[Signature]                        [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         14

Form 13F Information Table Value Total:   $958,746
                                         (thousands)


List of Other Included Managers:


Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No. Form 13F File Number Name







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


                                                    Form 13F Information Table
                                          Name of Reporting Manager: Icahn Management LP


    COLUMN 1        COLUMN 2    COLUMN 3   COLUMN 4             COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
                                                                                                        Voting Authority
                                            VALUE    SHRS OR   SH/   PUT/       INVESTMENT  OTHER
  NAME OF ISSUER  TITLE OF CLASS CUSIP      (x$1000) PRN AMT   PRN   CALL       DISCRETION  MANAGER      SOLE        SHARED     NONE

BLOCKBUSTER INC        CL A      093679108   83,788 9,187,280    SH             Sole        n/a         9,187,280

BLOCKBUSTER INC        CL B      093679207   38,206 4,452,905    SH             Sole        n/a         4,452,905

KERR MCGEE CORP         COM      492386107  372,316 4,878,990    SH             Sole        n/a         4,878,990

MORGAN STANLEY        COM NEW    617446448   76,837 1,464,400    SH             Sole        n/a         1,464,400

MORGAN STANLEY        COM NEW    617446448   25,644    18,320    SH    CALL     Sole        n/a            18,320

PIONEER NAT RES CO      COM      723787107   24,962   593,200    SH             Sole        n/a           593,200

POGO PRODUCING CO       COM      730448107   23,058   444,100    SH             Sole        n/a           444,100

SIEBEL SYS INC          COM      826170102   39,248 4,409,896    SH             Sole        n/a         4,409,896

TELIK INC               COM      87959M109    8,617   529,948    SH             Sole        n/a           529,948

TEMPLE INLAND INC       COM      879868107  131,664 3,544,105    SH             Sole        n/a         3,544,105

TIME WARNER INC         COM      887317105   84,436 5,053,000    SH             Sole        n/a         5,053,000

TIME WARNER INC         COM      887317105    7,642    19,479    SH    CALL     Sole        n/a            19,479

TOYS R US INC           COM      892335100    7,567   285,760    SH             Sole        n/a           285,760

UNUMPROVIDENT CORP      COM      91529Y106   34,761 1,897,440    SH             Sole        n/a         1,897,440

                                     Total: 958,746



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